Property, plant and equipment - Summary of Property, plant and equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)	Apr. 01, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	₨ 11,873		₨ 11,938	₨ 5,477
Property Plant And Equipments	747,066		678,600	538,355	$ 8,745
Depreciation, property, plant and equipment	₨ 18,941	$ 222	₨ 15,628	14,032
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	6.70%	6.70%	6.70%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	12.00%	12.00%	12.00%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	₨ 846,856		₨ 759,854	605,021			₨ 490,216
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	11,477		7,381			₨ 0
Depreciation, property, plant and equipment	188		35	0
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	11,700		7,416			0
Capital Work In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	142,040		159,165	113,723	$ 1,663
Capital Work In Progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	142,040		159,165	₨ 113,723			₨ 21,979
Capital Work In Progress [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	₨ 608		₨ 3,846			₨ 0